Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables Abstract
Components of the net deferred tax asset

The items accounting for the difference between income taxes computed at the statutory rates and the provisions for income taxes are as follows for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Net income (loss) before taxes	$(700,483)	$13,501,925
Statutory rate	34%	34%

Computed expected tax (recovery)	$(238,164)	$4,590,655
Depreciation	-	2,252
Accretion	61,443	693,784
Gain/Loss on derivatives and convertible notes	(100,039)	(14,166,232)
Gain/Loss on write-down of assets and liabilities	130	413,285
Net operating loss	(119,441)	(8,466,256)
Valuation allowance	119,441	8,466,256

Net deferred taxes	$–	$–